Fair Value Measurements (Details) - Schedule of The Inputs Used In Valuing The Derivative Warrant Liabilities - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	$ 0.43	$ 2.04
Exercise price	$ 11.5	$ 11.5
Term, in years	2 years 10 months 9 days	3 years 10 months 9 days
Volatility	109.00%	76.00%
Risk-free rate	4.22%	3.90%
Dividend yield	0.00%	0.00%
Call option value	$ 0.21	$ 0.42
February 2024 BDO Firm Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 1.7
Term, in years	4 years 2 months 4 days
Volatility	81.00%
Risk-free rate	4.29%
Dividend yield	0.00%
Call option value	$ 0.15
April 2024 RDO Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 1.1
Term, in years	4 years 3 months 25 days
Volatility	80.00%
Risk-free rate	4.30%
Dividend yield	0.00%
Call option value	$ 0.19
Deposit Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 1.2
Term, in years	4 years 5 months 19 days
Volatility	73.00%
Risk-free rate	4.30%
Dividend yield	0.00%
Call option value	$ 0.16
October 2024 Noteholder Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 1.04
Term, in years	4 years 9 months 7 days
Volatility	77.00%
Risk-free rate	4.32%
Dividend yield	0.00%
Call option value	$ 0.2
December Common Warrants (5yr)[Member] | December RDO Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 0.65
Term, in years	4 years 11 months 12 days
Volatility	76.00%
Risk-free rate	4.33%
Dividend yield	0.00%
Call option value	$ 0.24
December Common Warrants (2.5yr) [Member] | December RDO Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity value	0.43
Exercise price	$ 0.65
Term, in years	2 years 5 months 12 days
Volatility	95.00%
Risk-free rate	4.21%
Dividend yield	0.00%
Call option value	$ 0.2